Summary of Significant Accounting Policies (Details Narrative)	1 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($)	Sep. 30, 2018 USD ($) Number	Sep. 30, 2017 USD ($)	Dec. 31, 2017 Number
Number of operating segments | Number				1
Income tax, description				The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
LandStar Inc. and Subsidiaries [Member]
Share-based compensation expense		$ 469,950
Payments to acquire rights on intangible assets	$ 46,800
Number of operating segments | Number		1
Nonemployee [Member] | LandStar Inc. and Subsidiaries [Member]
Share-based compensation expense		$ 240,700